Lease - Schedule of Maturity of Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturity of Lease Liabilities [Abstract]
2026	$ 10,075
2027	5,876
Total future minimum lease payments	15,951
Less: imputed interest	(353)
Total	$ 15,598	$ 365,930